SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax expense (benefit) at the statutory rate	$ (2,309,565)	$ (1,227,461)
Non-deductible items	620,855	384,991
Deferred true-ups	(119,782)	124,206
Change in valuation allowance	(2,309,565)	718,264
Total